1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.7%

COMMUNICATION SERVICES – 8.5%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
AT&T, Inc.	81,612	$1,571,031
Frontier Communications Parent, Inc.*	2,500	73,250
Iridium Communications, Inc.	1,150	33,005
Verizon Communications, Inc.	48,020	1,945,771

		$3,623,057

ENTERTAINMENT – 1.3%
Atlanta Braves Holdings, Inc., Class C*	80	3,474
Electronic Arts, Inc.	3,160	476,970
Liberty Media Corp. - Liberty Formula One, Class C*	2,585	209,049
Liberty Media Corp. - Liberty Formula One, Class A*	105	7,767
Liberty Media Corp. - Liberty Live, Class C*	535	20,876
Liberty Media Corp. - Liberty Live, Class A*	314	11,860
Live Nation Entertainment, Inc.*	1,870	179,875
Madison Square Garden Sports Corp.*	229	45,894
Netflix, Inc.*	4,870	3,060,064
Playtika Holding Corp.	100	763
ROBLOX Corp., Class A*	5,500	228,360
Roku, Inc.*	1,400	81,494
Spotify Technology SA*	1,620	557,183
Take-Two Interactive Software, Inc.*	1,868	281,190
TKO Group Holdings, Inc.	800	87,480
Walt Disney Co. (The)	21,133	1,979,951
Warner Bros Discovery, Inc.*	25,924	224,243

		$7,456,493

INTERACTIVE MEDIA & SERVICES – 5.8%
Alphabet, Inc., Class A	66,750	11,450,295
Alphabet, Inc., Class C	55,910	9,680,816
IAC, Inc.*	950	50,170
Match Group, Inc.*	3,392	129,371
Meta Platforms, Inc., Class A	24,895	11,820,893
Pinterest, Inc., Class A*	6,593	210,646
TripAdvisor, Inc.*	1,100	19,393
ZoomInfo Technologies, Inc.*	3,500	39,760

		$33,401,344

MEDIA – 0.6%
Charter Communications, Inc., Class A*	1,052	399,465
Comcast Corp., Class A	44,300	1,828,261
Fox Corp., Class A#	3,176	120,815
Fox Corp., Class B	1,100	38,973
GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—
Interpublic Group of Cos., Inc. (The)	4,768	153,386
Liberty Broadband Corp., Class A*	185	12,251
Liberty Broadband Corp., Class C*	1,518	102,298
Liberty Media Corp. - Liberty SiriusXM*	1,686	37,952

Description	Number of Shares	Value

Liberty Media Corp. - Liberty SiriusXM, Class A*	1,243	$28,117
New York Times Co. (The), Class A	1,800	96,462
News Corp., Class A	5,007	138,093
News Corp., Class B#	898	25,584
Nexstar Media Group, Inc.	300	55,437
Omnicom Group, Inc.	2,290	224,512
Sirius XM Holdings, Inc.#	7,240	24,978
Trade Desk, Inc. (The), Class A*	5,000	449,400
Paramount Global, Class B	7,146	81,607

		$3,817,591

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
T-Mobile US, Inc.	5,469	996,889

TOTAL COMMUNICATION SERVICES		$49,295,374

CONSUMER DISCRETIONARY – 10.3%

AUTOMOBILE COMPONENTS – 0.1%
Aptiv PLC*	3,150	218,578
BorgWarner, Inc.	3,080	108,755
Gentex Corp.	2,830	87,900
Lear Corp.	700	85,428
QuantumScape Corp.*,#	3,450	22,287

		$522,948

AUTOMOBILES – 1.5%
Ford Motor Co.	43,800	473,916
General Motors Co.	13,150	582,808
Harley-Davidson, Inc.	1,470	55,125
Lucid Group, Inc.*,#	8,850	31,152
Rivian Automotive, Inc., Class A*,#	8,450	138,665
Tesla, Inc.*	31,775	7,374,024
Thor Industries, Inc.	600	63,684

		$8,719,374

BROADLINE RETAIL – 3.6%
Amazon.com, Inc.*	106,195	19,856,341
Coupang, Inc.*	12,700	263,525
eBay, Inc.	6,040	335,884
Etsy, Inc.*	1,350	87,939
Kohl’s Corp.	1,210	26,209
Macy’s, Inc.	2,950	50,976
Nordstrom, Inc.	1,380	31,505
Ollie’s Bargain Outlet Holdings, Inc.*	673	65,712

		$20,718,091

DISTRIBUTORS – 0.1%
Genuine Parts Co.	1,620	238,318
LKQ Corp.	3,018	125,247
Pool Corp.	450	168,318

		$531,883

DIVERSIFIED CONSUMER SERVICES – 0.1%
ADT, Inc.	2,560	19,917

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Bright Horizons Family Solutions, Inc.*	683	$82,131
Grand Canyon Education, Inc.*	250	38,987
H&R Block, Inc.	1,800	104,292
Service Corp. International	1,770	141,441

		$386,768

HOTELS, RESTAURANTS & LEISURE – 2.0%
Airbnb, Inc., Class A*	4,950	690,822
Aramark	2,733	93,660
Booking Holdings, Inc.	430	1,597,454
Boyd Gaming Corp.	750	45,653
Caesars Entertainment, Inc.*	2,410	96,279
Carnival Corp.*	11,700	194,922
Chipotle Mexican Grill, Inc.*	15,600	847,392
Choice Hotels International, Inc.#	360	45,882
Churchill Downs, Inc.	800	114,848
Darden Restaurants, Inc.	1,350	197,491
Domino’s Pizza, Inc.	400	171,480
DoorDash, Inc., Class A*	3,870	428,486
DraftKings, Inc., Class A*	4,820	178,099
Expedia Group, Inc.*	1,452	185,377
Hilton Worldwide Holdings, Inc.	2,853	612,454
Hyatt Hotels Corp., Class A	500	73,665
Las Vegas Sands Corp.	4,220	167,407
Marriott International, Inc., Class A	2,686	610,528
Marriott Vacations Worldwide Corp.	350	29,603
McDonald’s Corp.	8,249	2,189,285
MGM Resorts International*	2,760	118,597
Norwegian Cruise Line Holdings Ltd.*	4,750	87,542
Penn Entertainment, Inc.*	1,450	28,957
Planet Fitness, Inc., Class A*	1,028	75,764
Restaurant Brands International LP	47	3,302
Royal Caribbean Cruises Ltd.*	2,680	420,010
Starbucks Corp.	12,940	1,008,673
Texas Roadhouse, Inc.	750	130,957
Travel + Leisure Co.	810	37,333
Vail Resorts, Inc.	478	87,001
Wendy’s Co. (The)	2,065	34,960
Wingstop, Inc.	350	130,858
Wyndham Hotels & Resorts, Inc.	960	72,691
Wynn Resorts Ltd.	1,168	96,734
Yum! Brands, Inc.	3,300	438,339

		$11,342,505

HOUSEHOLD DURABLES – 0.5%
DR Horton, Inc.	3,420	615,361
Garmin Ltd.	1,740	297,975
Leggett & Platt, Inc.	1,070	14,092
Lennar Corp., Class A	2,710	479,480
Lennar Corp., Class B	76	12,537
Mohawk Industries, Inc.*	655	105,501
Newell Brands, Inc.	5,269	45,261
NVR, Inc.*	45	387,337
PulteGroup, Inc.	2,440	322,080
Tempur Sealy International, Inc.	1,850	96,847
Toll Brothers, Inc.	1,200	171,252
TopBuild Corp.*	350	167,489

Description	Number of Shares	Value

Whirlpool Corp.	685	$69,849

		$2,785,061

LEISURE PRODUCTS – 0.0%**
Brunswick Corp.	750	61,087
Hasbro, Inc.	1,490	96,045
Mattel, Inc.*	4,000	77,160
Polaris, Inc.	700	58,296
YETI Holdings, Inc.*	1,050	43,418

		$336,006

SPECIALTY RETAIL – 2.0%
Advance Auto Parts, Inc.	800	50,664
AutoNation, Inc.*	330	62,938
AutoZone, Inc.*	240	752,086
Bath & Body Works, Inc.	2,710	99,592
Best Buy Co., Inc.	2,330	201,592
Burlington Stores, Inc.*	750	195,240
CarMax, Inc.*	1,800	151,992
Carvana Co.*	1,100	146,553
Dick’s Sporting Goods, Inc.	600	129,810
Five Below, Inc.*	628	45,681
Floor & Decor Holdings, Inc., Class A*	1,210	118,580
GameStop Corp., Class A*	2,950	66,876
Gap, Inc. (The)	2,300	54,004
Home Depot, Inc. (The)	11,370	4,185,979
Lithia Motors, Inc.	300	82,899
Lowe’s Cos., Inc.	6,500	1,595,815
Murphy USA, Inc.	200	100,984
O’Reilly Automotive, Inc.*	700	788,438
Penske Automotive Group, Inc.	200	34,822
RH*	190	55,115
Ross Stores, Inc.	3,740	535,680
TJX Cos., Inc. (The)	12,930	1,461,349
Tractor Supply Co.	1,250	329,150
Ulta Beauty, Inc.*	550	200,689
Valvoline, Inc.*	1,500	69,750
Wayfair, Inc., Class A*,#	1,048	57,043
Williams-Sonoma, Inc.#	1,420	219,646

		$11,792,967

TEXTILES, APPAREL & LUXURY GOODS – 0.4%
Capri Holdings Ltd.*	1,400	46,956
Carter’s, Inc.	450	27,247
Columbia Sportswear Co.	468	38,236
Crocs, Inc.*	650	87,340
Deckers Outdoor Corp.*	300	276,789
Lululemon Athletica, Inc.*	1,350	349,191
NIKE, Inc., Class B	13,690	1,024,833
PVH Corp.#	670	68,333
Ralph Lauren Corp.	535	93,941
Skechers USA, Inc., Class A*	1,493	97,239
Tapestry, Inc.	2,580	103,432
Under Armour, Inc., Class A*	2,678	18,666
Under Armour, Inc., Class C*	2,150	14,599
VF Corp.	4,300	72,928

		$2,319,730

TOTAL CONSUMER DISCRETIONARY		$59,455,333

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CONSUMER STAPLES – 5.6%

BEVERAGES – 1.3%
Boston Beer Co., Inc. (The), Class A*	100	$28,021
Brown-Forman Corp., Class A#	450	20,516
Brown-Forman Corp., Class B	1,825	82,417
Celsius Holdings, Inc.*	1,800	84,294
Coca-Cola Co. (The)	43,900	2,929,886
Coca-Cola Consolidated, Inc.	100	114,589
Constellation Brands, Inc., Class A	1,850	453,546
Keurig Dr. Pepper, Inc.	11,800	404,504
Molson Coors Beverage Co., Class B	2,050	108,343
Monster Beverage Corp.*	8,450	434,752
PepsiCo., Inc.	15,550	2,685,018

		$7,345,886

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.8%
Albertsons Cos., Inc., Class A	4,300	85,269
BJ’s Wholesale Club Holdings, Inc.*	1,450	127,542
Casey’s General Stores, Inc.	435	168,710
Costco Wholesale Corp.	5,050	4,151,100
Dollar General Corp.	2,550	306,995
Dollar Tree, Inc.*	2,412	251,668
Grocery Outlet Holding Corp.*	1,350	26,406
Kroger Co. (The)	7,600	414,200
Performance Food Group Co.*	1,800	124,200
Sysco Corp.	5,750	440,737
Target Corp.	5,360	806,198
U.S. Foods Holding Corp.*	2,700	146,853
Walgreens Boots Alliance, Inc.	7,550	89,619
Walmart, Inc.	49,250	3,380,520

		$10,520,017

FOOD PRODUCTS – 0.7%
Archer-Daniels-Midland Co.	5,450	337,954
Bunge Global SA	1,645	173,103
Campbell Soup Co.	2,300	107,778
Conagra Brands, Inc.	5,000	151,600
Darling Ingredients, Inc.*	1,700	67,541
Flowers Foods, Inc.	1,850	41,662
Freshpet, Inc.*	450	54,765
General Mills, Inc.	6,300	422,982
Hershey Co. (The)	1,650	325,842
Hormel Foods Corp.	2,900	93,119
Ingredion, Inc.	700	87,059
J.M. Smucker Co. (The)	1,200	141,540
Kellanova	2,950	171,543
Kraft Heinz Co. (The)	9,800	345,058
Lamb Weston Holdings, Inc.	1,750	105,035
McCormick & Co., Inc.	2,700	207,927
Mondelez International, Inc., Class A	15,250	1,042,337
Pilgrim’s Pride Corp.*	550	22,677
Post Holdings, Inc.*	588	64,304
Tyson Foods, Inc., Class A	3,250	197,925

		$4,161,751

HOUSEHOLD PRODUCTS – 1.1%
Church & Dwight Co., Inc.	2,900	284,229
Clorox Co. (The)	1,400	184,702

Description	Number of Shares	Value

Colgate-Palmolive Co.	9,400	$932,386
Kimberly-Clark Corp.	3,750	506,437
Procter & Gamble Co. (The)	26,800	4,308,368
Reynolds Consumer Products, Inc.	350	9,737
Spectrum Brands Holdings, Inc.	400	33,844

		$6,259,703

PERSONAL CARE PRODUCTS – 0.2%
BellRing Brands, Inc.*	1,250	64,100
Coty, Inc., Class A*	3,940	39,203
elf Beauty, Inc.*	550	94,919
Estee Lauder Cos., Inc. (The), Class A	2,650	263,967
Kenvue, Inc.	21,250	392,912

		$855,101

TOBACCO – 0.5%
Altria Group, Inc.	19,450	953,245
Philip Morris International, Inc.	17,650	2,032,574

		$2,985,819

TOTAL CONSUMER STAPLES		$32,128,277

ENERGY – 3.7%

ENERGY EQUIPMENT & SERVICES – 0.3%
Baker Hughes Co.	11,300	437,536
Halliburton Co.	10,413	361,123
NOV, Inc.	4,398	91,566
Schlumberger NV	16,446	794,177
TechnipFMC PLC	5,000	147,500

		$1,831,902

OIL, GAS & CONSUMABLE FUELS – 3.4%
Antero Midstream Corp.	3,300	47,388
Antero Resources Corp.*	3,200	92,864
APA Corp.	3,890	121,329
Cheniere Energy, Inc.	2,630	480,343
Chesapeake Energy Corp.#	1,550	118,312
Chevron Corp.	19,920	3,196,562
ConocoPhillips	13,678	1,520,994
Coterra Energy, Inc.	8,774	226,369
Devon Energy Corp.	7,386	347,364
Diamondback Energy, Inc.	1,997	404,013
DT Midstream, Inc.	1,075	81,012
EOG Resources, Inc.	6,680	847,024
EQT Corp.	6,250	215,688
Exxon Mobil Corp.	52,026	6,169,763
Hess Corp.	3,190	489,410
HF Sinclair Corp.	1,740	89,558
Kinder Morgan, Inc.	22,855	482,926
Marathon Oil Corp.	6,900	193,545
Marathon Petroleum Corp.	4,100	725,782
Matador Resources Co.	1,150	70,702
New Fortress Energy, Inc.#	700	13,818
Occidental Petroleum Corp.	7,360	447,635
ONEOK, Inc.	6,710	559,144
Ovintiv, Inc.	2,850	132,354
Phillips 66	5,090	740,493
Range Resources Corp.	2,600	81,198
Southwestern Energy Co.*	12,050	77,723

July 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Targa Resources Corp.	2,450	$331,436
Texas Pacific Land Corp.#	200	168,980
Valero Energy Corp.	3,770	609,684
Williams Cos., Inc. (The)	13,970	599,872

		$19,683,285

TOTAL ENERGY		$21,515,187

FINANCIALS – 13.5%
BANKS – 3.4%
Bank of America Corp.	76,950	3,101,854
Bank OZK	1,200	56,268
BOK Financial Corp.	120	12,341
Citigroup, Inc.	22,082	1,432,680
Citizens Financial Group, Inc.	5,550	236,819
Columbia Banking System, Inc.	2,348	61,424
Comerica, Inc.	1,480	81,119
Commerce Bancshares, Inc.	1,225	79,270
Cullen/Frost Bankers, Inc.	590	69,065
East West Bancorp, Inc.	1,523	133,856
Fifth Third Bancorp	7,800	330,252
First Citizens BancShares, Inc., Class A	150	313,153
First Hawaiian, Inc.	1,750	43,820
First Horizon Corp.	6,450	107,909
FNB Corp.	4,250	65,195
Huntington Bancshares, Inc.	16,846	251,848
JPMorgan Chase & Co.	32,570	6,930,896
KeyCorp.	10,944	176,527
M&T Bank Corp.§	2,323	399,951
NU Holdings Ltd., Class A*	35,300	428,189
Pinnacle Financial Partners, Inc.	800	77,056
PNC Financial Services Group, Inc. (The)	4,460	807,706
Popular, Inc.	838	86,004
Prosperity Bancshares, Inc.	923	66,936
Regions Financial Corp.	9,956	222,716
Synovus Financial Corp.	1,744	81,532
Truist Financial Corp.	15,357	686,304
U.S. Bancorp	17,770	797,518
Webster Financial Corp.	2,012	99,835
Wells Fargo & Co.	39,675	2,354,314
Western Alliance Bancorp	1,150	92,529
Wintrust Financial Corp.	600	64,920
Zions Bancorp NA	1,490	76,988

		$19,826,794

CAPITAL MARKETS – 3.2%
Affiliated Managers Group, Inc.	370	68,679
Ameriprise Financial, Inc.	1,140	490,280
Ares Management Corp., Class A	2,000	306,400
Bank of New York Mellon Corp. (The)	8,770	570,664
BlackRock, Inc.	1,710	1,498,815
Blackstone, Inc.	8,170	1,161,365
Blue Owl Capital, Inc.	5,350	102,025
Carlyle Group, Inc. (The)	2,400	119,376
Cboe Global Markets, Inc.	1,200	220,212
Charles Schwab Corp. (The)	17,055	1,111,815
CME Group, Inc.	4,150	803,896
Coinbase Global, Inc., Class A*	2,200	493,592

Description	Number of Shares	Value

Evercore, Inc., Class A	450	$112,676
FactSet Research Systems, Inc.	440	181,760
Franklin Resources, Inc.	3,320	75,928
Goldman Sachs Group, Inc. (The)	3,640	1,852,869
Houlihan Lokey, Inc.	600	90,150
Interactive Brokers Group, Inc., Class A	1,198	142,885
Intercontinental Exchange, Inc.	6,590	998,780
Invesco Ltd.	4,620	79,741
Janus Henderson Group PLC	1,800	67,014
Jefferies Financial Group, Inc.	1,948	113,900
KKR & Co., Inc.	7,584	936,245
Lazard, Inc.	1,250	61,463
LPL Financial Holdings, Inc.	850	188,292
MarketAxess Holdings, Inc.	450	100,589
Moody’s Corp.	1,790	817,099
Morgan Stanley	13,176	1,359,895
Morningstar, Inc.	300	95,295
MSCI, Inc.	870	470,461
Nasdaq, Inc.	4,090	276,811
Northern Trust Corp.	2,280	202,122
Raymond James Financial, Inc.	2,165	251,140
Robinhood Markets, Inc., Class A*	7,350	151,189
S&P Global, Inc.	3,589	1,739,696
SEI Investments Co.	1,040	70,554
State Street Corp.	3,570	303,343
Stifel Financial Corp.	1,100	97,537
T Rowe Price Group, Inc.	2,530	288,951
TPG, Inc.	650	33,144
Tradeweb Markets, Inc., Class A	1,250	139,600
Virtu Financial, Inc., Class A	1,350	36,882
XP, Inc., Class A	3,900	66,729

		$18,349,859

CONSUMER FINANCE – 0.6%
Ally Financial, Inc.	3,163	142,367
American Express Co.	6,540	1,654,882
Capital One Financial Corp.	4,400	666,160
Credit Acceptance Corp.*	50	28,745
Discover Financial Services	2,880	414,691
OneMain Holdings, Inc.	1,150	60,099
SLM Corp.	2,860	64,893
SoFi Technologies, Inc.*,#	10,700	80,678
Synchrony Financial	4,800	243,792

		$3,356,307

FINANCIAL SERVICES – 4.0%
Affirm Holdings, Inc.*	2,650	74,969
Apollo Global Management, Inc.	6,026	755,118
Berkshire Hathaway, Inc., Class B*	20,816	9,127,816
Block, Inc.*	6,400	396,032
Corebridge Financial, Inc.	2,550	75,353
Corpay, Inc.*	800	233,456
Equitable Holdings, Inc.	4,043	176,315
Euronet Worldwide, Inc.*	465	47,425
Fidelity National Information Services, Inc.	6,550	503,237
Fiserv, Inc.*	6,660	1,089,376
Global Payments, Inc.	2,963	301,159
Jack Henry & Associates, Inc.	850	145,758

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Mastercard, Inc., Class A	9,420	$4,368,148
MGIC Investment Corp.	3,050	75,762
PayPal Holdings, Inc.*	11,965	787,058
Rocket Cos., Inc., Class A*	1,500	24,285
Shift4 Payments, Inc., Class A*,#	550	37,835
Toast, Inc., Class A*	4,550	119,028
UWM Holdings Corp.	1,900	15,960
Visa, Inc., Class A	17,920	4,760,806
Voya Financial, Inc.	1,130	82,185
Western Union Co. (The)	3,990	47,441
WEX, Inc.*	465	85,304

		$23,329,826

INSURANCE – 2.3%
Aflac, Inc.	6,650	634,277
Allstate Corp. (The)	3,030	518,494
American Financial Group, Inc.	850	111,316
American International Group, Inc.	7,680	608,486
Aon PLC, Class A	2,200	722,722
Arch Capital Group Ltd.*	4,120	394,614
Arthur J. Gallagher & Co.	2,430	688,881
Assurant, Inc.	630	110,168
Assured Guaranty Ltd.	600	49,422
Axis Capital Holdings Ltd.	780	59,085
Brighthouse Financial, Inc.*	800	39,896
Brown & Brown, Inc.	2,690	267,467
Chubb Ltd.	4,597	1,267,209
Cincinnati Financial Corp.	1,756	229,369
CNA Financial Corp.	150	7,374
Everest Group Ltd.	470	184,649
Fidelity National Financial, Inc.	2,941	162,961
First American Financial Corp.	1,178	71,363
Globe Life, Inc.	1,043	96,728
Hanover Insurance Group, Inc. (The)	400	54,996
Hartford Financial Services Group, Inc. (The)	3,390	376,019
Kemper Corp.	778	49,839
Kinsale Capital Group, Inc.	250	114,267
Lincoln National Corp.	2,058	68,531
Loews Corp.	2,300	183,885
Markel Group, Inc.*	180	294,993
Marsh & McLennan Cos., Inc.	5,590	1,244,166
MetLife, Inc.	6,601	507,287
Old Republic International Corp.	2,968	102,752
Primerica, Inc.	373	93,910
Principal Financial Group, Inc.	2,840	231,488
Progressive Corp. (The)	6,680	1,430,321
Prudential Financial, Inc.	3,980	498,774
Reinsurance Group of America, Inc.	790	178,090
RenaissanceRe Holdings Ltd.	578	134,044
RLI Corp.	400	60,236
Ryan Specialty Holdings, Inc.	1,200	73,908
Travelers Cos., Inc. (The)	2,580	558,415
Unum Group	2,360	135,771
W.R. Berkley Corp.	3,345	184,410
White Mountains Insurance Group Ltd.	30	53,580
Willis Towers Watson PLC	1,200	338,736

		$13,192,899

Description	Number of Shares	Value

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.0%**
AGNC Investment Corp.#	8,385	$83,934
Annaly Capital Management, Inc.	5,432	108,151
Rithm Capital Corp.	4,500	52,245
Starwood Property Trust, Inc.	3,118	62,204

		$306,534

TOTAL FINANCIALS		$78,362,219

HEALTH CARE – 11.7%

BIOTECHNOLOGY – 2.1%
AbbVie, Inc.	20,061	3,717,704
Alnylam Pharmaceuticals, Inc.*	1,400	332,444
Amgen, Inc.	6,064	2,016,098
Apellis Pharmaceuticals, Inc.*	1,250	49,500
Biogen, Inc.*	1,650	351,780
BioMarin Pharmaceutical, Inc.*	2,100	177,093
Cerevel Therapeutics Holdings, Inc.*	450	20,232
Exact Sciences Corp.*	2,150	98,212
Exelixis, Inc.*	3,500	82,075
Gilead Sciences, Inc.	14,094	1,071,990
GRAIL, Inc.*,#	315	4,845
Incyte Corp.*	2,210	143,805
Ionis Pharmaceuticals, Inc.*	1,800	89,028
Moderna, Inc.*	3,650	435,153
Natera, Inc.*	1,200	122,868
Neurocrine Biosciences, Inc.*	1,150	162,805
Regeneron Pharmaceuticals, Inc.*	1,200	1,295,028
Roivant Sciences Ltd.*	3,000	32,550
Sarepta Therapeutics, Inc.*	965	137,262
Ultragenyx Pharmaceutical, Inc.*	950	42,769
United Therapeutics Corp.*	490	153,512
Vertex Pharmaceuticals, Inc.*	2,943	1,458,904
Viking Therapeutics, Inc.*	1,000	57,000

		$12,052,657

HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%
Abbott Laboratories	19,495	2,065,300
Align Technology, Inc.*	860	199,417
Baxter International, Inc.	5,930	212,413
Becton Dickinson & Co.	3,334	803,694
Boston Scientific Corp.*	16,850	1,244,878
Cooper Cos., Inc. (The)*	2,200	205,326
DENTSPLY SIRONA, Inc.	2,729	74,065
DexCom, Inc.*	4,450	301,799
Edwards Lifesciences Corp.*	6,816	429,749
Enovis Corp.*	650	30,966
Envista Holdings Corp.*	2,250	38,408
GE HealthCare Technologies, Inc.	4,850	410,455
Globus Medical, Inc., Class A*	1,200	86,352
Hologic, Inc.*	2,690	219,531
IDEXX Laboratories, Inc.*	930	442,792
Inspire Medical Systems, Inc.*	300	42,315
Insulet Corp.*	800	155,480
Intuitive Surgical, Inc.*	4,000	1,778,440
Masimo Corp.*,#	550	58,839
Medtronic PLC	14,926	1,198,856
Penumbra, Inc.*	450	75,190

July 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

QuidelOrtho Corp.*	668	$26,246
ResMed, Inc.	1,620	345,465
Solventum Corp.*	1,620	95,386
STERIS PLC	1,100	262,636
Stryker Corp.	4,100	1,342,545
Teleflex, Inc.	560	123,715
Zimmer Biomet Holdings, Inc.	2,410	268,353

		$12,538,611

HEALTH CARE PROVIDERS & SERVICES – 2.4%
Acadia Healthcare Co., Inc.*	900	58,365
Amedisys, Inc.*	400	39,220
Cardinal Health, Inc.	2,770	279,299
Cencora, Inc.	1,870	444,836
Centene Corp.*	6,030	463,828
Chemed Corp.	150	85,524
Cigna Group (The)	3,142	1,095,521
CVS Health Corp.	14,221	857,953
DaVita, Inc.*	588	80,332
Elevance Health, Inc.	2,660	1,415,200
Encompass Health Corp.	1,230	114,316
HCA Healthcare, Inc.	2,200	798,710
Henry Schein, Inc.*	1,520	109,349
Humana, Inc.	1,380	499,022
Labcorp Holdings, Inc.*	1,007	216,948
McKesson Corp.	1,500	925,530
Molina Healthcare, Inc.*	650	221,825
Premier, Inc., Class A	1,150	24,127
Quest Diagnostics, Inc.	1,300	184,990
R1 RCM, Inc.*	1,200	15,456
Tenet Healthcare Corp.*	1,100	164,670
UnitedHealth Group, Inc.	10,420	6,003,587
Universal Health Services, Inc., Class B	730	156,045

		$14,254,653

HEALTH CARE TECHNOLOGY – 0.1%
Certara, Inc.*	1,450	22,634
Doximity, Inc., Class A*	1,150	32,200
Veeva Systems, Inc., Class A*	1,620	310,927

		$365,761

LIFE SCIENCES TOOLS & SERVICES – 1.4%
10X Genomics, Inc., Class A*	1,240	25,631
Agilent Technologies, Inc.	3,390	479,346
Avantor, Inc.*	7,945	212,529
Azenta, Inc.*	700	43,603
Bio-Rad Laboratories, Inc., Class A*	240	81,206
Bio-Techne Corp.	1,750	142,782
Bruker Corp.	1,250	85,638
Charles River Laboratories International, Inc.*	620	151,342
Danaher Corp.	7,530	2,086,412
Fortrea Holdings, Inc.*	707	19,506
Illumina, Inc.*	1,890	231,714
IQVIA Holdings, Inc.*	2,030	499,847
Medpace Holdings, Inc.*	300	114,756
Mettler-Toledo International, Inc.*	270	410,678
QIAGEN NV*	2,667	118,655
Repligen Corp.*	650	108,778

Description	Number of Shares	Value

Revvity, Inc.	1,320	$165,805
Sotera Health Co.*	1,100	15,257
Thermo Fisher Scientific, Inc.	4,320	2,649,629
Waters Corp.*	710	238,759
West Pharmaceutical Services, Inc.	850	260,244

		$8,142,117

PHARMACEUTICALS – 3.5%
Bristol-Myers Squibb Co.	22,826	1,085,605
Catalent, Inc.*	2,150	127,581
Elanco Animal Health, Inc.*	5,800	75,632
Eli Lilly & Co.	9,680	7,785,334
Intra-Cellular Therapies, Inc.*	1,000	78,720
Jazz Pharmaceuticals PLC*	710	78,277
Johnson & Johnson	27,300	4,309,305
Merck & Co., Inc.	28,716	3,248,641
Organon & Co.	2,616	57,186
Perrigo Co. PLC	1,458	41,218
Pfizer, Inc.	64,253	1,962,287
Royalty Pharma PLC, Class A	4,050	114,088
Viatris, Inc.	13,455	162,267
Zoetis, Inc.	5,181	932,787

		$20,058,928

TOTAL HEALTH CARE		$67,412,727

INDUSTRIALS – 9.3%

AEROSPACE & DEFENSE – 2.0%
Axon Enterprise, Inc.*	800	240,008
Boeing Co. (The)*	6,590	1,256,054
BWX Technologies, Inc.	1,105	109,936
Curtiss-Wright Corp.	465	137,036
General Dynamics Corp.	3,130	934,962
General Electric Co.	12,465	2,121,543
HEICO Corp.	550	132,737
HEICO Corp., Class A	902	171,479
Hexcel Corp.	1,000	66,210
Howmet Aerospace, Inc.	4,466	427,396
Huntington Ingalls Industries, Inc.	445	124,591
L3Harris Technologies, Inc.	2,182	495,074
Lockheed Martin Corp.	2,440	1,322,285
Northrop Grumman Corp.	1,570	760,382
RTX Corp.	15,004	1,762,820
Spirit AeroSystems Holdings, Inc., Class A*	1,240	44,950
Textron, Inc.	2,253	209,304
TransDigm Group, Inc.	630	815,359
Woodward, Inc.	675	105,293

		$11,237,419

AIR FREIGHT & LOGISTICS – 0.4%
C.H. Robinson Worldwide, Inc.	1,384	123,245
Expeditors International of Washington, Inc.	1,730	215,939
FedEx Corp.	2,560	773,760
GXO Logistics, Inc.*	1,500	83,970
United Parcel Service, Inc., Class B	8,280	1,079,463

		$2,276,377

BUILDING PRODUCTS – 0.7%
A.O. Smith Corp.	1,500	127,560

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Advanced Drainage Systems, Inc.	750	$132,780
Allegion PLC	1,033	141,325
Armstrong World Industries, Inc.	428	56,239
AZEK Co., Inc. (The)*	1,500	67,335
Builders FirstSource, Inc.*	1,450	242,686
Carlisle Cos., Inc.	540	226,033
Carrier Global Corp.	9,500	647,045
Fortune Brands Innovations, Inc.	1,510	122,023
Hayward Holdings, Inc.*	1,350	19,967
Johnson Controls International PLC	7,931	567,384
Lennox International, Inc.	350	204,225
Masco Corp.	2,730	212,530
Owens Corning	998	186,007
Trane Technologies PLC	2,650	885,842
Trex Co., Inc.*	1,244	104,036

		$3,943,017

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Cintas Corp.	970	741,022
Clean Harbors, Inc.*	550	131,302
Copart, Inc.*	9,800	512,834
MSA Safety, Inc.	450	84,893
RB Global, Inc.	2,076	165,312
Republic Services, Inc.	2,390	464,425
Rollins, Inc.	3,050	146,125
Stericycle, Inc.*	1,235	72,309
Tetra Tech, Inc.	600	127,944
Veralto Corp.	2,693	286,966
Vestis Corp.	1,491	19,338
Waste Management, Inc.	4,740	960,608

		$3,713,078

CONSTRUCTION & ENGINEERING – 0.2%
AECOM	1,575	142,711
API Group Corp.*	2,150	81,463
Comfort Systems USA, Inc.	400	132,968
EMCOR Group, Inc.	550	206,492
MasTec, Inc.*	700	77,021
MDU Resources Group, Inc.	2,500	67,350
Quanta Services, Inc.	1,688	447,961
Valmont Industries, Inc.	260	77,574
WillScot Holdings Corp.*	2,350	96,350

		$1,329,890

ELECTRICAL EQUIPMENT – 0.8%
Acuity Brands, Inc.	350	87,972
AMETEK, Inc.	2,660	461,457
Eaton Corp. PLC	4,578	1,395,329
Emerson Electric Co.	6,490	760,044
GE Vernova, Inc.*	3,116	555,396
Generac Holdings, Inc.*	697	108,509
Hubbell, Inc.	640	253,216
nVent Electric PLC	1,966	142,791
Regal Rexnord Corp.	800	128,544
Rockwell Automation, Inc.	1,320	367,818
Sensata Technologies Holding PLC	1,748	68,154
Vertiv Holdings Co., Class A	3,950	310,865

		$4,640,095

Description	Number of Shares	Value

GROUND TRANSPORTATION – 1.0%
Avis Budget Group, Inc.	250	$25,253
CSX Corp.	22,800	800,280
JB Hunt Transport Services, Inc.	980	169,687
Knight-Swift Transportation Holdings, Inc.	2,035	110,765
Landstar System, Inc.	390	74,198
Lyft, Inc., Class A*	4,300	51,815
Norfolk Southern Corp.	2,660	663,830
Old Dominion Freight Line, Inc.	2,300	483,414
Ryder System, Inc.	540	75,686
Saia, Inc.*	290	121,177
Schneider National, Inc., Class B	623	16,765
Uber Technologies, Inc.*	22,850	1,473,139
U-Haul Holding Co.*,#	213	14,226
U-Haul Holding Co.	17	1,083
Union Pacific Corp.	6,970	1,719,708
XPO, Inc.*	1,300	149,357

		$5,950,383

INDUSTRIAL CONGLOMERATES – 0.4%
3M Co.	6,280	801,014
Honeywell International, Inc.	7,350	1,504,913

		$2,305,927

MACHINERY – 1.8%
AGCO Corp.	745	70,343
Allison Transmission Holdings, Inc.	950	84,161
Caterpillar, Inc.	5,600	1,938,720
CNH Industrial NV	11,800	125,670
Crane Co.	500	80,210
Cummins, Inc.	1,580	461,044
Deere & Co.	2,890	1,075,022
Donaldson Co., Inc.	1,410	105,496
Dover Corp.	1,610	296,659
Esab Corp.	649	65,938
Flowserve Corp.	1,448	73,196
Fortive Corp.	3,990	286,681
Gates Industrial Corp. PLC*	1,900	35,321
Graco, Inc.	1,870	159,043
IDEX Corp.	870	181,378
Illinois Tool Works, Inc.	3,350	828,388
Ingersoll Rand, Inc.	4,744	476,298
ITT, Inc.	985	139,338
Lincoln Electric Holdings, Inc.	650	133,516
Middleby Corp. (The)*	600	81,348
Nordson Corp.	650	162,714
Oshkosh Corp.	790	85,834
Otis Worldwide Corp.	4,775	451,237
PACCAR, Inc.	6,010	592,947
Parker-Hannifin Corp.	1,460	819,294
Pentair PLC	1,864	163,790
RBC Bearings, Inc.*	350	101,794
Snap-on, Inc.	580	166,477
Stanley Black & Decker, Inc.	1,720	181,666
Timken Co. (The)	650	56,518
Toro Co. (The)	1,230	117,748
Westinghouse Air Brake Technologies Corp.	2,065	332,775

July 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Xylem, Inc.	2,760	$368,460

		$10,299,024

MARINE TRANSPORTATION – 0.0%**
Kirby Corp.*	600	73,728

PASSENGER AIRLINES – 0.1%
Alaska Air Group, Inc.*	1,625	60,986
American Airlines Group, Inc.*	6,893	73,342
Delta Air Lines, Inc.	7,390	317,918
Southwest Airlines Co.	7,280	196,123
United Airlines Holdings, Inc.*	3,633	165,011

		$813,380

PROFESSIONAL SERVICES – 0.8%
Automatic Data Processing, Inc.	4,680	1,229,062
Booz Allen Hamilton Holding Corp.	1,450	207,799
Broadridge Financial Solutions, Inc.	1,330	284,620
CACI International, Inc., Class A*	253	116,754
Clarivate PLC*	5,000	33,700
Concentrix Corp.	543	38,282
Dayforce, Inc.*,#	1,675	99,294
Dun & Bradstreet Holdings, Inc.	3,100	33,728
Equifax, Inc.	1,360	379,943
FTI Consulting, Inc.*	400	87,188
Genpact Ltd.	2,245	77,834
Jacobs Solutions, Inc.	1,450	212,207
KBR, Inc.	1,650	109,874
Leidos Holdings, Inc.	1,500	216,600
ManpowerGroup, Inc.	510	39,056
Paychex, Inc.	3,620	463,432
Paycom Software, Inc.	600	100,074
Paycor HCM, Inc.*	450	5,585
Paylocity Holding Corp.*	525	78,787
Robert Half, Inc.	1,248	80,109
Science Applications International Corp.	550	68,420
SS&C Technologies Holdings, Inc.	2,600	189,670
TransUnion	2,200	198,572
Verisk Analytics, Inc.	1,600	418,800

		$4,769,390

TRADING COMPANIES & DISTRIBUTORS – 0.5%
Air Lease Corp.	1,100	54,582
Core & Main, Inc., Class A*	1,850	98,920
Fastenal Co.	6,590	466,242
Ferguson PLC	2,250	500,962
MSC Industrial Direct Co., Inc., Class A	590	52,481
SiteOne Landscape Supply, Inc.*	550	80,674
United Rentals, Inc.	770	582,967
Watsco, Inc.	400	195,796
WESCO International, Inc.	500	87,475
WW Grainger, Inc.	490	478,637

		$2,598,736

TOTAL INDUSTRIALS		$53,950,444

INFORMATION TECHNOLOGY – 29.8%

COMMUNICATIONS EQUIPMENT – 0.8%
Arista Networks, Inc.*	2,950	1,022,323
Ciena Corp.*	1,673	88,234

Description	Number of Shares	Value

Cisco Systems, Inc.	46,050	$2,231,122
F5, Inc.*	713	145,195
Juniper Networks, Inc.	3,490	131,538
Lumentum Holdings, Inc.*	900	46,602
Motorola Solutions, Inc.	1,880	749,970
Ubiquiti, Inc.#	50	9,279

		$4,424,263

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp., Class A	13,550	870,723
Arrow Electronics, Inc.*	685	84,728
Avnet, Inc.	850	45,696
CDW Corp.	1,590	346,795
Cognex Corp.	1,950	96,759
Coherent Corp.*,#	1,418	98,806
Corning, Inc.	8,820	352,888
Crane NXT Co.	400	25,152
IPG Photonics Corp.*	400	32,160
Jabil, Inc.	1,508	169,906
Keysight Technologies, Inc.*	2,050	286,119
Littelfuse, Inc.	293	78,263
TD SYNNEX Corp.	743	88,543
Teledyne Technologies, Inc.*	543	229,070
Trimble, Inc.*	2,930	159,802
Vontier Corp.	1,956	76,734
Zebra Technologies Corp., Class A*	600	210,714

		$3,252,858

IT SERVICES – 1.3%
Accenture PLC, Class A	7,150	2,363,933
Akamai Technologies, Inc.*	1,700	167,076
Amdocs Ltd.	1,470	128,581
Cloudflare, Inc., Class A*	3,300	255,750
Cognizant Technology Solutions Corp., Class A	5,810	439,701
DXC Technology Co.*	2,326	47,311
EPAM Systems, Inc.*	650	139,835
Gartner, Inc.*	900	451,071
Globant SA*	500	97,355
GoDaddy, Inc., Class A*	1,700	247,265
International Business Machines Corp.	10,460	2,009,784
Kyndryl Holdings, Inc.*	2,412	64,811
MongoDB, Inc.*	765	193,055
Okta, Inc.*	1,750	164,395
Snowflake, Inc., Class A*,#	3,580	466,760
Twilio, Inc., Class A*	1,900	112,347
VeriSign, Inc.*	1,000	187,010

		$7,536,040

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.3%
Advanced Micro Devices, Inc.*	18,418	2,661,033
Allegro MicroSystems, Inc.*	750	18,030
Amkor Technology, Inc.	900	29,394
Analog Devices, Inc.	5,592	1,293,877
Applied Materials, Inc.	9,480	2,011,656
Broadcom, Inc.	51,630	8,295,908
Cirrus Logic, Inc.*	550	71,764
Enphase Energy, Inc.*	1,550	178,420
Entegris, Inc.	1,650	195,178

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

First Solar, Inc.*	1,200	$259,188
GLOBALFOUNDRIES, Inc.*,#	950	48,460
Intel Corp.	48,770	1,499,190
KLA Corp.	1,550	1,275,758
Lam Research Corp.	1,480	1,363,435
Lattice Semiconductor Corp.*	1,650	87,450
MACOM Technology Solutions Holdings, Inc.*	550	55,506
Marvell Technology, Inc.	9,761	653,792
Microchip Technology, Inc.	5,928	526,288
Micron Technology, Inc.	12,650	1,389,223
MKS Instruments, Inc.	733	92,285
Monolithic Power Systems, Inc.	530	457,438
NVIDIA Corp.	270,250	31,624,655
ON Semiconductor Corp.*	4,978	389,528
Onto Innovation, Inc.*	500	95,650
Qorvo, Inc.*	1,100	131,780
QUALCOMM, Inc.	12,780	2,312,541
Skyworks Solutions, Inc.	1,800	204,516
Teradyne, Inc.	1,700	222,972
Texas Instruments, Inc.	10,300	2,099,243
Universal Display Corp.	500	111,310
Wolfspeed, Inc.*,#	1,575	29,689

		$59,685,157

SOFTWARE – 10.2%
Adobe, Inc.*	5,110	2,818,931
ANSYS, Inc.*	980	307,357
AppLovin Corp., Class A*	2,850	219,735
Aspen Technology, Inc.*	317	59,580
Atlassian Corp., Class A*	1,800	317,826
Autodesk, Inc.*	2,480	613,850
Bentley Systems, Inc., Class B	1,300	63,362
BILL Holdings, Inc.*	1,300	64,948
Cadence Design Systems, Inc.*	3,110	832,423
CCC Intelligent Solutions Holdings, Inc.*	4,200	43,092
Confluent, Inc., Class A*	2,300	57,546
Crowdstrike Holdings, Inc., Class A*	2,469	572,709
Datadog, Inc., Class A*	3,348	389,841
DocuSign, Inc.*	2,200	122,056
Dolby Laboratories, Inc., Class A	640	50,406
DoubleVerify Holdings, Inc.*	1,350	28,512
Dropbox, Inc., Class A*	3,100	74,152
Dynatrace, Inc.*	2,873	126,182
Elastic NV*	850	93,220
Fair Isaac Corp.*	300	480,000
Five9, Inc.*	893	39,783
Fortinet, Inc.*	6,950	403,378
Gen Digital, Inc.	6,370	165,556
Gitlab, Inc., Class A*	1,100	56,353
Guidewire Software, Inc.*	950	142,567
HashiCorp, Inc., Class A*	700	23,625
HubSpot, Inc.*	553	274,858
Informatica, Inc., Class A*	500	11,970
Intuit, Inc.	3,100	2,006,785
Manhattan Associates, Inc.*	723	184,640
Microsoft Corp.	84,519	35,358,524
MicroStrategy, Inc., Class A*,#	200	322,888
N-Able, Inc.*	436	6,078

Description	Number of Shares	Value

nCino, Inc.*	800	$26,208
Nutanix, Inc., Class A*	2,950	149,005
Oracle Corp.	17,910	2,497,549
Palantir Technologies, Inc., Class A*	22,470	604,218
Palo Alto Networks, Inc.*	3,520	1,143,050
Pegasystems, Inc.	320	22,310
Procore Technologies, Inc.*	1,000	71,030
PTC, Inc.*	1,350	240,097
RingCentral, Inc., Class A*	1,050	36,803
Roper Technologies, Inc.	1,200	653,700
Salesforce, Inc.	10,666	2,760,361
SentinelOne, Inc., Class A*	2,350	53,815
ServiceNow, Inc.*	2,350	1,913,816
Smartsheet, Inc., Class A*	1,455	69,782
Synopsys, Inc.*	1,750	977,060
Teradata Corp.*	1,070	34,689
Tyler Technologies, Inc.*	500	284,055
UiPath, Inc., Class A*	4,700	57,199
Unity Software, Inc.*	3,610	59,060
Workday, Inc., Class A*	2,400	545,088
Zoom Video Communications, Inc., Class A*	2,928	176,851
Zscaler, Inc.*	1,050	188,317

		$58,896,796

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.7%
Apple, Inc.	165,220	36,692,058
Dell Technologies, Inc., Class C	2,750	312,620
Hewlett Packard Enterprise Co.	14,840	295,464
HP, Inc.	10,790	389,411
NetApp, Inc.	2,353	298,784
Pure Storage, Inc., Class A*	3,245	194,473
Super Micro Computer, Inc.*	550	385,907
Western Digital Corp.*	3,733	250,298

		$38,819,015

TOTAL INFORMATION TECHNOLOGY		$172,614,129

MATERIALS – 2.5%

CHEMICALS – 1.4%
Air Products & Chemicals, Inc.	2,550	672,817
Albemarle Corp.	1,350	126,454
Ashland, Inc.	600	57,990
Axalta Coating Systems Ltd.*	2,710	96,611
Celanese Corp.	1,200	169,380
CF Industries Holdings, Inc.	2,300	175,697
Chemours Co. (The)	1,850	44,715
Corteva, Inc.	8,212	460,693
Dow, Inc.	8,179	445,510
DuPont de Nemours, Inc.	4,612	386,024
Eastman Chemical Co.	1,300	134,329
Ecolab, Inc.	2,900	669,001
Element Solutions, Inc.	2,550	68,723
FMC Corp.	1,450	84,622
Huntsman Corp.	2,150	51,450
International Flavors & Fragrances, Inc.	2,790	277,549
Linde PLC	5,480	2,485,180
LyondellBasell Industries NV, Class A	3,000	298,380
Mosaic Co. (The)	3,715	110,596

July 31, 2024 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

NewMarket Corp.	50	$28,044
Olin Corp.	1,450	66,135
PPG Industries, Inc.	2,600	330,148
RPM International, Inc.	1,500	182,190
Scotts Miracle-Gro Co. (The)	495	38,907
Sherwin-Williams Co. (The)	2,650	929,620
Westlake Corp.	400	59,144

		$8,449,909

CONSTRUCTION MATERIALS – 0.3%
CRH PLC	7,700	659,890
Eagle Materials, Inc.	400	108,920
Martin Marietta Materials, Inc.	700	415,345
Vulcan Materials Co.	1,500	411,765

		$1,595,920

CONTAINERS & PACKAGING – 0.3%
Amcor PLC	16,701	175,862
AptarGroup, Inc.	815	119,789
Avery Dennison Corp.	900	195,147
Ball Corp.	3,700	236,171
Berry Global Group, Inc.	1,393	91,548
Crown Holdings, Inc.	1,218	108,037
Graphic Packaging Holding Co.	3,605	108,510
International Paper Co.	4,050	188,244
Packaging Corp. of America	1,050	209,863
Sealed Air Corp.	1,750	66,587
Silgan Holdings, Inc.	805	41,401
Smurfit WestRock PLC*	3,050	136,762
Sonoco Products Co.	1,030	55,538

		$1,733,459

METALS & MINING – 0.5%
Alcoa Corp.	1,950	64,428
ATI, Inc.*	1,200	81,252
Cleveland-Cliffs, Inc.*,#	4,400	67,540
Freeport-McMoRan, Inc.	16,200	735,642
MP Materials Corp.*,#	1,150	15,548
Newmont Corp.	13,200	647,724
Nucor Corp.	2,750	448,085
Reliance, Inc.	650	197,964
Royal Gold, Inc.	758	104,695
Southern Copper Corp.	959	102,239
SSR Mining, Inc.#	2,450	13,646
Steel Dynamics, Inc.	1,600	213,152
United States Steel Corp.	2,400	98,616

		$2,790,531

PAPER & FOREST PRODUCTS – 0.0%**
Louisiana-Pacific Corp.	650	63,804

TOTAL MATERIALS		$14,633,623

REAL ESTATE – 2.6%

DIVERSIFIED REITS – 0.0%**
WP Carey, Inc.	2,400	138,744

HEALTH CARE REITS – 0.3%
Alexandria Real Estate Equities, Inc.	2,015	236,339
Healthcare Realty Trust, Inc.	4,330	76,598

Description	Number of Shares	Value

Healthpeak Properties, Inc.	7,730	$168,669
Medical Properties Trust, Inc.#	6,750	32,468
Omega Healthcare Investors, Inc.	2,850	103,740
Ventas, Inc.	4,436	241,496
Welltower, Inc.	6,670	742,037

		$1,601,347

HOTEL & RESORT REITS – 0.0%**
Host Hotels & Resorts, Inc.	8,230	144,107
Park Hotels & Resorts, Inc.	2,450	36,897

		$181,004

INDUSTRIAL REITS – 0.3%
Americold Realty Trust, Inc.	3,440	102,822
EastGroup Properties, Inc.	500	93,495
First Industrial Realty Trust, Inc.	1,750	95,760
Prologis, Inc.	10,478	1,320,752
Rexford Industrial Realty, Inc.	2,600	130,286
STAG Industrial, Inc.	2,150	87,741

		$1,830,856

OFFICE REITS – 0.1%
BXP, Inc.	1,900	135,489
Cousins Properties, Inc.	1,833	50,426
Highwoods Properties, Inc.	1,290	39,952
Kilroy Realty Corp.	1,525	56,379
NET Lease Office Properties	182	5,371
Vornado Realty Trust	2,176	65,258

		$352,875

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
CBRE Group, Inc., Class A*	3,460	389,977
CoStar Group, Inc.*	4,450	347,189
Howard Hughes Holdings, Inc.*	258	19,136
Jones Lang LaSalle, Inc.*	578	145,020
Zillow Group, Inc., Class A*	500	23,700
Zillow Group, Inc., Class C*,#	1,945	94,721

		$1,019,743

RESIDENTIAL REITS – 0.4%
American Homes 4 Rent, Class A	4,140	149,413
AvalonBay Communities, Inc.	1,622	332,380
Camden Property Trust	1,320	146,190
Equity LifeStyle Properties, Inc.	1,950	133,926
Equity Residential	4,200	292,446
Essex Property Trust, Inc.	723	201,254
Invitation Homes, Inc.	7,200	253,944
Mid-America Apartment Communities, Inc.	1,371	191,625
Sun Communities, Inc.	1,500	190,095
UDR, Inc.	3,880	155,471

		$2,046,744

RETAIL REITS – 0.3%
Agree Realty Corp.	1,050	72,419
Brixmor Property Group, Inc.	3,650	92,965
Federal Realty Investment Trust	848	94,679
Kimco Realty Corp.	7,456	162,019
NNN REIT, Inc.	1,965	88,209
Realty Income Corp.	9,599	551,271

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Regency Centers Corp.	1,983	$133,535
Simon Property Group, Inc.	3,643	558,982

		$1,754,079

SPECIALIZED REITS – 1.0%
American Tower Corp.	5,310	1,170,324
Crown Castle, Inc.	4,990	549,299
CubeSmart	2,633	125,278
Digital Realty Trust, Inc.	3,610	539,659
EPR Properties	700	31,500
Equinix, Inc.	1,111	877,957
Extra Space Storage, Inc.	2,412	385,003
Gaming and Leisure Properties, Inc.	2,909	146,032
Iron Mountain, Inc.	3,256	333,935
Lamar Advertising Co., Class A	1,050	125,853
National Storage Affiliates Trust	1,100	46,827
Public Storage	1,810	535,615
Rayonier, Inc.	1,915	58,082
SBA Communications Corp.	1,250	274,425
VICI Properties, Inc.	11,488	359,115
Weyerhaeuser Co.	7,992	253,826

		$5,812,730

TOTAL REAL ESTATE		$14,738,122

UTILITIES – 2.2%

ELECTRIC UTILITIES – 1.4%
Alliant Energy Corp.	2,850	158,631
American Electric Power Co., Inc.	6,000	588,720
Avangrid, Inc.	550	19,619
Constellation Energy Corp.	3,683	699,033
Duke Energy Corp.	8,750	956,112
Edison International	4,200	336,042
Entergy Corp.	2,400	278,328
Evergy, Inc.	2,450	142,100
Eversource Energy	4,000	259,640
Exelon Corp.	11,200	416,640
FirstEnergy Corp.	6,200	259,842
IDACORP, Inc.	550	53,763
NextEra Energy, Inc.	23,450	1,791,345
NRG Energy, Inc.	2,500	187,925
OGE Energy Corp.	2,213	85,798
PG&E Corp.	23,550	429,788
Pinnacle West Capital Corp.	1,300	111,267
PPL Corp.	8,500	252,620
Southern Co. (The)	12,400	1,035,648
Xcel Energy, Inc.	6,100	355,508

		$8,418,369

GAS UTILITIES – 0.0%**
Atmos Energy Corp.	1,800	230,184
National Fuel Gas Co.	1,150	67,379
UGI Corp.	2,650	65,667

		$363,230

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%
AES Corp. (The)	7,500	133,425
Brookfield Renewable Corp., Class A	1,250	35,125

Description	Number of Shares	Value

Vistra Corp.	4,150	$328,763

		$497,313

MULTI-UTILITIES – 0.6%
Ameren Corp.	3,000	237,810
CenterPoint Energy, Inc.	7,200	199,800
CMS Energy Corp.	3,200	207,360
Consolidated Edison, Inc.	3,900	380,328
Dominion Energy, Inc.	9,493	507,496
DTE Energy Co.	2,350	283,245
NiSource, Inc.	4,800	150,000
Public Service Enterprise Group, Inc.	5,500	438,735
Sempra	7,100	568,426
WEC Energy Group, Inc.	3,450	296,907

		$3,270,107

WATER UTILITIES – 0.1%
American Water Works Co., Inc.	2,300	327,428
Essential Utilities, Inc.	2,900	117,885

		$445,313

TOTAL UTILITIES		$12,994,332

TOTAL COMMON STOCKS (COST $138,733,912)		$577,099,767

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**
Brookfield Property Preferred LP 6.25%#	400	6,208

TOTAL REAL ESTATE		$6,208

TOTAL PREFERRED STOCK (COST $9,880)		$6,208

RIGHTS – 0.0%**
ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—
Bristol-Myers Squibb Co. CVR, Expire 12/31/30	89	4
Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—

TOTAL RIGHTS (COST $0)		$4

WARRANTS – 0.0%**
Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	64,073

TOTAL WARRANTS (COST $0)		$64,073

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%
iShares Russell 1000 ETF	2,070	624,933
iShares Russell 1000 Growth ETF	880	315,207
iShares Russell 1000 Value ETF	1,690	309,929

TOTAL EQUITY FUNDS		$1,250,069

TOTAL INVESTMENT COMPANIES (COST $1,169,891)		$1,250,069

July 31, 2024 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%^	83,631	$83,631

TOTAL MONEY MARKET FUND (COST $83,631)		$83,631

Description	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

REPURCHASE AGREEMENTS – 0.4%
Bank of America Securities, Inc., 5.35%, dated 7/31/24, due 8/01/24, repurchase price $120,475, collateralized by U.S. Government Agency Securities, 1.50% to 7.50%, maturing 12/01/27 to 7/01/54; total market value of $122,866.	$120,457	120,457
Bank of Montreal, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $413,983, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 1/01/32 to 8/01/54; total market value of $422,200.	413,922	413,922
BNP Paribas SA, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $413,983, collateralized by U.S. Government Agency & Treasury Securities, 1.22% to 7.00%, maturing 9/30/25 to 7/20/64; total market value of $422,200.	413,922	413,922
Deutsche Bank Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $413,983, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 6.00%, maturing 7/31/26 to 10/01/53; total market value of $422,200.	413,922	413,922

Description	Par Value	Value

Nomura Securities International, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $413,983, collateralized by U.S. Government Agency & Treasury Securities, 1.10% to 6.50%, maturing 3/01/28 to 4/15/59; total market value of $422,201.	$413,922	$413,922
TD Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $413,983, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 10/20/41 to 7/20/54; total market value of $422,200.	413,922	413,922

TOTAL REPURCHASE AGREEMENTS (COST $2,190,067)		$2,190,067

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,190,067)		$2,190,067

TOTAL INVESTMENTS – 100.3%
(COST $142,187,381)		$580,693,819
COLLATERAL FOR SECURITIES ON LOAN – (0.4%)		(2,190,067)
OTHER ASSETS LESS LIABILITIES – 0.1%		246,577

TOTAL NET ASSETS – 100.0%		$578,750,329

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$577,099,767	$—	$—(a)	$577,099,767
Preferred Stock	6,208	—	—	6,208
Rights	4	—	—(a)	4
Warrants	64,073	—	—	64,073
Investment Companies	1,250,069	—	—	1,250,069
Money Market Fund	83,631	—	—	83,631
Repurchase Agreements	—	2,190,067	—	2,190,067

Total	$578,503,752	$2,190,067	$—	$580,693,819

(a)	Includes internally fair valued securities currently priced at zero ($0).

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

**	Represents less than 0.05%.

§	Affiliated company.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)